Interest and Finance Cost (Tables)	6 Months Ended
Jun. 30, 2013
Interest and Finance Cost [Abstract]
Interest And Finance Cost
	Six-month period ended June 30,
	2012	2013
Interest on long-term debt, including amortization of financing costs	$68,889	$85,378
Amortization of unrealized hedge reserve	6,544	-
Capitalized borrowing costs	(19,614)	(31,215)
Commitment fees, bank charges and other financial expenses	1,333	10,656

Total	$57,152	$64,819